Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Preferred Shares, No Par Value	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss) Attributable to Progressive
Balance, beginning of year at Dec. 31, 2016		$ 0.0	$ 579.9	$ 1,303.4	$ 5,140.4	$ 933.4
Stock Issued During Period, Value, New Issues		0.0
Treasury shares purchased			(1.5)	(3.4)	(57.6)
Net restricted equity awards issued/vested			3.3	(3.3)
Amortization of equity-based compensation				92.9
Reinvested dividends on restricted stock units				8.0	(8.0)
Adjustment to carrying amount of redeemable noncontrolling interest	$ 8.4			(8.4)
Net income attributable to Progressive	1,592.2				1,592.2
Cash dividends declared on common shares ($2.65, $2.5140, and $1.1247 per share)					(654.2)
Cash dividends declared on Serial Preferred Shares, Series B ($53.75, $27.024, and $0 per share)					0.0
Other, net					18.9
Attributable to noncontrolling interest	(2.3)					(2.3)
Other comprehensive income (loss)						351.1
Balance, end of year at Dec. 31, 2017	9,284.8	0.0	581.7	1,389.2	6,031.7	1,282.2
Cumulative Effect of New Accounting Principle in Period of Adoption	1,300.2
Cumulative Effect of New Accounting Principle in Period of Adoption | Accounting Standards Update 2016-01 [Member]					0.0	0.0
Reclassification of Stranded Amounts in AOCI to Equity	7.7
Reclassification of Stranded Amounts in AOCI to Equity | Accounting Standards Update 2018-02 [Member]					0.0	0.0
Stock Issued During Period, Value, New Issues		493.9
Treasury shares purchased			(1.4)	(3.3)	(74.3)
Net restricted equity awards issued/vested			2.9	(2.9)
Amortization of equity-based compensation				76.2
Reinvested dividends on restricted stock units				12.2	(12.2)
Adjustment to carrying amount of redeemable noncontrolling interest	(2.8)			7.6
Net income attributable to Progressive	2,615.3				2,615.3
Cash dividends declared on common shares ($2.65, $2.5140, and $1.1247 per share)					(1,466.0)
Cash dividends declared on Serial Preferred Shares, Series B ($53.75, $27.024, and $0 per share)					(13.5)
Other, net					1.1
Attributable to noncontrolling interest	3.3					(0.1)
Other comprehensive income (loss)						(98.5)
Balance, end of year at Dec. 31, 2018	10,821.8	493.9	583.2	1,479.0	8,386.6	(120.9)
Cumulative Effect of New Accounting Principle in Period of Adoption | Accounting Standards Update 2016-01 [Member]					1,300.2	(1,300.2)
Reclassification of Stranded Amounts in AOCI to Equity | Accounting Standards Update 2018-02 [Member]					4.3	(4.3)
Stock Issued During Period, Value, New Issues		0.0
Treasury shares purchased			(1.3)	(3.2)	(86.8)
Net restricted equity awards issued/vested			2.7	(2.7)
Amortization of equity-based compensation				90.1
Reinvested dividends on restricted stock units				10.6	(10.6)
Adjustment to carrying amount of redeemable noncontrolling interest	0.3			(0.4)
Net income attributable to Progressive	3,970.3				3,970.3
Cash dividends declared on common shares ($2.65, $2.5140, and $1.1247 per share)					(1,548.4)
Cash dividends declared on Serial Preferred Shares, Series B ($53.75, $27.024, and $0 per share)					(26.8)
Other, net					(4.7)
Attributable to noncontrolling interest	(4.6)					(4.6)
Other comprehensive income (loss)						467.2
Balance, end of year at Dec. 31, 2019	$ 13,673.2	$ 493.9	$ 584.6	$ 1,573.4	10,679.6	341.7
Cumulative Effect of New Accounting Principle in Period of Adoption | Accounting Standards Update 2016-01 [Member]					0.0	0.0
Reclassification of Stranded Amounts in AOCI to Equity | Accounting Standards Update 2018-02 [Member]					$ 0.0	$ 0.0